UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10319

USA MUTUALS
(Exact name of registrant as specified in charter)

700 N. Pearl Street, Suite 900
Dallas, TX  75201
(Address of principal executive offices) (Zip code)

Jerry Szilagyi
700 N. Pearl Street, Suite 900
Dallas, TX  75201
(Name and address of agent for service)

(214) 953-0066
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2012

Date of reporting period:  September 30, 2011

Item 1. Reports to Stockholders.

Vice Fund
Generation Wave Growth Fund
each a series of USA MUTUALS

Semi-Annual Report
September 30, 2011

Mutuals Advisors, Inc.
Plaza of the Americas
700 North Pearl Street
Suite 900
Dallas, Texas  75201
Phone: 1-866-264-8783
Web: www.USAMutuals.com

Table of Contents

LETTER TO SHAREHOLDERS	3

EXPENSE EXAMPLE	5

INVESTMENT HIGHLIGHTS	7

PORTFOLIO OF INVESTMENTS – VICE FUND	8

PORTFOLIO OF INVESTMENTS – GENERATION WAVE GROWTH FUND	11

STATEMENTS OF ASSETS AND LIABILITIES	15

STATEMENTS OF OPERATIONS	16

STATEMENTS OF CHANGES IN NET ASSETS	17

FINANCIAL HIGHLIGHTS	19

NOTES TO FINANCIAL STATEMENTS	21

BASIS FOR TRUSTEES’ RENEWAL OF
INVESTMENT ADVISORY AGREEMENT	33

LETTER TO SHAREHOLDERS

Dear Shareholder,

Fiscal Conditions During Semi Annual Period

The equity markets were flat over the first quarter for the fiscal year, yet the markets suffered significant losses in the second quarter of 2011.  During the second quarter the S&P 500 Index lost 13.87%, the Russell 2000 Index lost 21.87% and the Dow Jones Industrial Average lost 11.49%.  The markets were riled by the specter of the Greek government defaulting on their debt obligations, which caused a wave of default speculation throughout Europe.  On August 5th 2011, the rating agency Standard and Poor’s, downgraded U.S. Government debt from AAA to AA.  Contrary to the initial market speculation, the yield on the 30 year U.S. Government Bond decreased in yield by 0.93% over the final eight weeks of the semi-annual period ending September 30, 2011.  The yield on the 30 year U.S. Government dropped by 1.60% over the course of the semi-annual period.  The U.S. Government fixed income market remains the beneficiary of a “flight to quality” as yields have reached record low levels.

Historical Market Performance of the Funds

During the semi-annual period the Vice Fund lost 8.52% while the S&P 500 Index lost 13.78%.  The Vice Fund benefitted from better than market performance relative to the benchmark in all four sectors:  tobacco, alcohol, gaming and aerospace defense.  Lorillard, the tobacco producer, was the best performer, while Carlsberg Breweries A/S of Denmark was the worst performer.  The diversification deployed within the sector holdings provided balance for the portfolio.

Generation Wave lost 16.82% over the semi-annual period while the S&P 500 Index lost 13.78%.  During the period, the financial sector weakened as the Greek contagion fears grew, contributing much of the differential to the S&P 500 Index.  Metlife was the biggest loser in the sector, with Visa as the best performer.  In the healthcare sector, Mylan Inc underperformed the benchmark while Abbott Laboratories outperformed the benchmark during the period.  As stress on the financial sector abates, financial stocks should perform better, helping the Fund in the long run.

I thank you for the privilege of managing your investments.

Gerald Sullivan
Portfolio Manager

Past performance does not guarantee future results.

Opinions expressed are those of Mutuals Advisors and are subject to change, are not guaranteed, and should not be considered a recommendation to buy or sell any security.

This report is authorized for use when preceded or accompanied by a prospectus. Read it carefully before investing or sending money.

Fund holdings and sector allocations are subject to change and are not a recommendation to buy or sell any security. For a complete list of Fund holdings, please see the Schedule of Investments in this report.

Mutual fund investing involves risk; principal loss is possible. The Funds are non-diversified, meaning they may concentrate their assets in fewer individual holdings than a diversified fund. Therefore, the Funds are more exposed to individual stock volatility than diversified funds. The Funds invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. The Funds invest in small to mid-sized capitalization companies, which involve additional risks such as limited liquidity and greater volatility. Because the Generation Wave Growth Fund may invest in third-party investment companies, including open-end mutual funds and other investment companies, your cost of investing in the Fund will generally be higher than the cost of investing directly in the shares of the mutual funds in which it invests. By investing in the Generation Wave Growth Fund, you will indirectly bear your share of any fees and expenses charged by the underlying funds, in addition to indirectly bearing the principal risks of those funds. Please refer to the prospectus for more information about the Generation Wave Growth Fund, including risks, fees and expenses.

The Funds may also write call options which may limit the Funds’ ability to profit from increases in the market value of a security, but cause it to retain the risk of loss should the price of the security decline. The Funds may also invest in companies that manufacture and distribute precious metals such as silver, which involves additional risks, such as the possibility for substantial price fluctuations over a short period of time.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.

The Russell 2000 Index consists of the smallest 2,000 securities in the Russell 3000 Index, representing approximately 8% of the Russell 3000 total market capitalization.

The Dow Jones Industrial Average is a measurement of general market price movement for 30 widely-held stocks primarily listed on the New York Stock Exchange.

Diversification does not assure a profit or protect against loss in a declining market.

The USA Mutuals Funds are distributed by Quasar Distributors, LLC

EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including advisory fees, distribution (12b-1) fees and other Fund expenses.  Although the Funds charge no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent.  You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem your shares of the Funds within 60 days of purchase.  IRA accounts will be charged a $15.00 annual maintenance fee.  To the extent the Funds invest in shares of other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/11 – 9/30/11).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

EXPENSE EXAMPLE (Unaudited) (Continued)

	Vice Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	April 1, 2011 -
	April 1, 2011	September 30, 2011	September 30, 2011*
Actual	$1,000.00	$ 914.80	$8.38
Hypothetical
(5% return before expenses)	$1,000.00	$1,016.25	$8.82

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

	Generation Wave Growth Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	April 1, 2011 -
	April 1, 2011	September 30, 2011	September 30, 2011*
Actual	$1,000.00	$ 831.80	$8.01
Hypothetical
(5% return before expenses)	$1,000.00	$1,016.25	$8.82

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

INVESTMENT HIGHLIGHTS (Unaudited)

Sector Breakdown % Total Investments

Vice Fund	Generation Wave Growth Fund

Total Returns as of September 30, 2011

	Vice	Generation Wave	S&P 500
Average Total Return	Fund	Growth Fund	Index

Six months	(8.52)%	(16.82)%	(13.78)%
One year	5.65%	(2.85)%	1.14%
Average annual three years	1.40%	(1.58)%	1.23%
Average annual five years	(0.04)%	(4.04)%	(1.18)%
Average annual ten years	N/A	1.90%	2.81%
Average annual since inception 6/21/01	N/A	0.53%	1.06%
Average annual since inception 8/30/02	6.99%	N/A	4.40%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of a Fund may be lower or higher than the performance quoted. In the absence of the existing fee waivers, the total return would be reduced. Performance data current to the most recent month end may be obtained by calling 1-866-264-8783.

The returns shown on the graph and table assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks. One cannot invest directly in an index.

The Funds impose a 1.00% redemption fee on shares held less than 60 days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

PORTFOLIO OF INVESTMENTS

		Vice Fund
September 30, 2011 (Unaudited)	Ticker Symbol: VICEX

COMMON STOCKS 95.0%	Shares	Value
Aerospace Product and Parts Manufacturing 24.6%
General Dynamics Corp.	47,050	$2,676,674
Honeywell International Inc. (c)	70,250	3,084,678
L-3 Communications Holdings, Inc.	25,420	1,575,277
Lockheed Martin Corp. (c)	21,000	1,525,440
Northrop Grumman Corp. (c)	25,830	1,347,293
Raytheon Co. (c)	72,000	2,942,640
Rockwell Collins, Inc. (c)	27,920	1,473,059
Smith & Wesson Holding Corp. (a)	289,700	730,044
United Technologies Corp. (c)	32,900	2,314,844
		17,669,949
Alcoholic Beverages 26.2%
Anheuser-Busch InBev NV (b)	35,000	1,865,094
Anheuser Busch Inbev Sa/nv - ADR (b)	46,590	2,468,338
Brown-Forman Corp. - Class B	17,290	1,212,721
Carlsberg A/S (b)	23,000	1,369,785
Companhia de Bebidas das Americas (AmBev) - ADR (b)	42,680	1,308,142
Constellation Brands, Inc. - Class A (a)	102,700	1,848,600
Diageo plc - ADR (b)	34,970	2,655,272
Heineken NV (b)	37,000	1,662,599
Molson Coors Brewing Co. - Class B	28,890	1,144,333
Pernod Ricard SA (b)	12,750	1,004,920
SABMiller plc (b)	70,000	2,300,513
		18,840,317
Casinos, Gambling & Lotteries 20.8%
Bally Technologies Inc. (a)(c)	5,000	134,900
Churchill Downs, Inc.	28,781	1,123,322
Galaxy Entertainment Group Ltd. (a)(b)	1,400,000	2,089,015
International Game Technology	76,420	1,110,383
Ladbrokes PLC (b)	201,000	373,308
Las Vegas Sands Corp. (a)(c)	75,000	2,875,500
MGM Resorts International (a)(c)	225,780	2,097,496
Penn National Gaming, Inc. (a)(c)	34,050	1,133,525
Sands China Ltd. (a)(b)	500,000	1,196,805
Wynn Macau Ltd. (b)	725,000	1,748,401
Wynn Resorts, Ltd. (c)	10,000	1,150,800
		15,033,455

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS (Continued)

		Vice Fund
September 30, 2011 (Unaudited)	Ticker Symbol: VICEX

COMMON STOCKS 95.0% (Continued)	Shares	Value
Tobacco 23.4%
Altria Group, Inc.	142,200	$3,812,382
British American Tobacco PLC - ADR (b)	26,340	2,231,788
Imperial Tobacco Group plc (b)	20,000	678,030
Imperial Tobacco Group plc - ADR (b)	1,000	67,100
Lorillard, Inc. (c)	39,180	4,337,226
Philip Morris International Inc. (c)	50,000	3,119,000
Reynolds American Inc. (c)	68,760	2,577,125
		16,822,651
Total Common Stocks (Cost $59,450,748)		68,366,372
SHORT-TERM INVESTMENTS 5.1%
Investment Companies 5.1%(1)
AIM STIT-STIC Prime Portfolio Money Market, 0.13%	228,174	228,174
Fidelity Institutional Money Market Portfolio, 0.12%	3,445,266	3,445,266
Total Short-Term Investments (Cost $3,673,440)		3,673,440
Total Investments (Cost $63,124,188) 100.1%		72,039,812
Liabilities in Excess of Other Assets (0.1)%		(96,764)
TOTAL NET ASSETS 100.0%		$71,943,048

(1)	These Securities have fluctuating yields. The yield listed is the 7-day yield as of September 30, 2011.
ADR - American Depositary Receipt
(a)	Non Income Producing
(b)	Foreign Issued Securities
(c)	A portion of the investment is designated by the Fund as collateral for written options. As of September 30, 2011, the fair value of collateral is $13,633,676.

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF OPTIONS WRITTEN

		Vice Fund
September 30, 2011 (Unaudited)	Ticker Symbol: VICEX

CALL OPTIONS WRITTEN 0.2%	Contracts	Value
Bally Technologies Inc.
Expiration: October, 2011, Exercise Price: $30.00	50	$1,750
Honeywell International Inc.:
Expiration: October, 2011, Exercise Price: $49.00	300	12,300
Expiration: October, 2011, Exercise Price: $50.00	100	3,000
Las Vegas Sands Corp.:
Expiration: October, 2011, Exercise Price: $48.00	50	1,400
Expiration: October, 2011, Exercise Price: $49.00	300	5,700
Expiration: October, 2011, Exercise Price: $50.00	300	4,500
Expiration: October, 2011, Exercise Price: $52.50	100	600
Lockheed Martin Corp.
Expiration: October, 2011, Exercise Price: $80.00	25	500
Lorillard, Inc.
Expiration: November, 2011, Exercise Price: $120.00	200	49,000
MGM Resorts International:
Expiration: October, 2011, Exercise Price: $11.00	500	10,000
Expiration: October, 2011, Exercise Price: $12.00	234	1,638
Northrop Grumman Corp.
Expiration: October, 2011, Exercise Price: $55.00	100	7,000
Penn National Gaming, Inc.:
Expiration: October, 2011, Exercise Price: $37.00	100	5,000
Expiration: October, 2011, Exercise Price: $38.00	10	325
Philip Morris International Inc.
Expiration: October, 2011, Exercise Price: $70.00	100	1,000
Raytheon Co.
Expiration: October, 2011, Exercise Price: $42.00	200	13,600
Reynolds American Inc.
Expiration: October, 2011, Exercise Price: $38.00	100	8,500
Rockwell Collins, Inc.
Expiration: October, 2011, Exercise Price: $55.00	100	13,200
United Technologies Corp.:
Expiration: October, 2011, Exercise Price: $75.00	100	11,500
Expiration: October, 2011, Exercise Price: $80.00	100	2,100
Wynn Resorts, Ltd.
Expiration: October, 2011, Exercise Price: $170.00	100	1,200
Total Options Written (Premiums received $396,908)		$153,813

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS

	Generation Wave Growth Fund
September 30, 2011 (Unaudited)	Ticker Symbol: GWGFX

COMMON STOCKS 93.1%	Shares	Value
Accommodation & Food Services 4.0%
McDonald’s Corp.	6,500	$570,830
		570,830
Administrative & Support & Waste Management &
Remediation Services 3.3%
Paychex, Inc.	17,956	473,500
		473,500
Finance & Insurance 20.8%
Activities Related to Credit Intermediation 1.3%
Visa, Inc. - Class A	2,100	180,012
Agencies, Brokerages & Other Insurance Related Activities 1.9%
Metlife, Inc.	10,000	280,100
Depository Credit Intermediation 3.8%
JPMorgan Chase & Co.	10,000	301,200
New York Community Bancorp, Inc.	20,000	238,000
		539,200
Insurance Carriers 4.5%
UnitedHealth Group, Inc.	5,000	230,600
Unum Group	20,000	419,200
		649,800
Management of Companies & Enterprises 4.0%
The Goldman Sachs Group, Inc., (c)	6,000	567,300
Other Financial Investment Activities 3.2%
The NASDAQ OMX Group, Inc. (a)	20,000	462,800
Securities & Commodity Contracts Intermediation & Brokerage 2.1%
BlackRock, Inc. (c)	2,000	296,020
		2,975,232
Information 9.8%
Cable & Other Subscription Programming 5.1%
Comcast Corp. - Class A (c)	35,000	731,500
Other Information Services 2.2%
Google Inc. - Class A (a)(c)	600	308,628
Software Publishers 1.0%
Microsoft Corp.	5,500	136,895

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS (Continued)

	Generation Wave Growth Fund
September 30, 2011 (Unaudited)	Ticker Symbol: GWGFX

COMMON STOCKS 93.1% (Continued)	Shares	Value
Information 9.8% (Continued)
Wired Telecommunications Carriers 1.5%
Verizon Communications Inc.	6,000	$220,800
		1,397,823
Manufacturing 42.8%
Computer & Peripheral Equipment Manufacturing 4.5%
Apple Inc. (a)(c)	1,700	648,006
Engine, Turbine & Power Transmission
Equipment Manufacturing 1.8%
General Electric Co.	17,100	260,604
Forging & Stamping 0.5%
Lifetime Brands, Inc.	7,300	70,372
Medical Equipment & Supplies Manufacturing 4.5%
NuVasive, Inc. (a)	10,000	170,700
Orthofix International N.V. (a)	14,000	483,140
		653,840
Pharmaceutical & Medicine Manufacturing 26.1%
Abbott Laboratories	16,000	818,240
Amgen Inc.	2,000	109,900
Johnson & Johnson	8,000	509,680
Mylan, Inc. (a)	57,000	969,000
Pfizer Inc.	29,850	527,748
Roche Holding AG - ADR (b)	20,000	804,400
		3,738,968
Printing & Related Support Activities 1.7%
De La Rue PLC (a)(b)	18,000	237,960
Semiconductor & Other Electronic Component Manufacturing 1.9%
Intel Corp.	5,500	117,315
Sparton Corp. (a)	24,502	153,872
		271,187
Soap, Cleaning Compound & Toilet Preparation Manufacturing 1.8%
Colgate-Palmolive Co.	3,000	266,040
		6,146,977
Other Services 0.5%
Service Corp. International	7,500	68,700
		68,700

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS (Continued)

	Generation Wave Growth Fund
September 30, 2011 (Unaudited)	Ticker Symbol: GWGFX

COMMON STOCKS 93.1% (Continued)	Shares	Value
Retail Trade 8.5%
Electronic Shopping & Mail-Order Houses 3.9%
Amazon.com, Inc. (a)(c)	2,600	$562,198
Grocery Stores 4.6%
The Kroger Co.	30,000	658,800
		1,220,998
Telecommunications 1.2%
AT&T, Inc.	6,000	171,120
		171,120
Wholesale Trade 2.2%
The Procter & Gamble Co.	5,000	315,900
		315,900
Total Common Stocks (Cost $13,162,952)		13,341,080
SECTOR FUNDS 2.0%
Mining 2.0%
iShares Silver Trust (a)(c)	10,000	289,300
Total Sector Funds (Cost $216,755)		289,300
SHORT TERM INVESTMENTS 7.1%
Investment Companies 7.1%(1)
AIM STIT-STIC Prime Portfolio Money Market 0.13%	313,254	313,254
Fidelity Institutional Money Market Portfolio 0.12%	700,000	700,000
Total Short Term Investments (Cost $1,013,254)		1,013,254
Total Investments (Cost $14,392,961) 102.2%		14,643,634
Liabilities in Excess of Other Assets (2.2)%		(317,217)
TOTAL NET ASSETS 100.0%		$14,326,417

(1)	These Securities have fluctuating yields. The yield listed is the 7-day yield as of September 30, 2011.
ADR - American Depositary Receipt
(a)	Non Income Producing
(b)	Foreign Issued Securities
(c)	A portion of the investment is designated by the Fund as collateral for written options. As of September 30, 2011, the fair value of collateral is $2,502,288.

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF OPTIONS WRITTEN

	Generation Wave Growth Fund
September 30, 2011 (Unaudited)	Ticker Symbol: GWGFX

CALL OPTIONS WRITTEN 0.2%	Contracts	Value
Amazon.com, Inc.:
Expiration: October, 2011, Exercise Price: $240.00	10	$2,970
Expiration: October, 2011, Exercise Price: $250.00	16	2,160
Apple Inc.:
Expiration: October, 2011, Exercise Price: $415.00	4	2,440
Expiration: October, 2011, Exercise Price: $430.00	13	4,290
Blackrock, Inc.:
Expiration: October, 2011, Exercise Price: $160.00	4	1,320
Expiration: October, 2011, Exercise Price: $165.00	16	3,360
Comcast Corp.
Expiration: November, 2011, Exercise Price: $23.00	100	5,100
The Goldman Sachs Group, Inc.
Expiration: October, 2011, Exercise Price: $41.00	20	4,000
Google Inc.
Expiration: October, 2011, Exercise Price: $570.00	6	4,020
iShares Silver Trust:
Expiration: October, 2011, Exercise Price: $31.00	50	5,700
Expiration: October, 2011, Exercise Price: $41.00	50	250
Total Options Written (Premiums received $78,386)		$35,610

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities
September 30, 2011 (Unaudited)

	Vice	Generation Wave
	Fund	Growth Fund
ASSETS
Investments, at cost	$63,124,188	$14,392,961
Investments, at value	72,039,812	14,643,634
Income Receivable	245,753	4,799
Receivable for capital shares sold	19,954	—
Receivable for investments sold	67,650	111,731
Other assets	33,017	17,079
TOTAL ASSETS	72,406,186	14,777,243
LIABILITIES
Payable for investments purchased	—	339,962
Written options, at value (premium received of
$396,908 and $78,386, respectively) (Note 2)	153,813	35,610
Payable for distribution fees	73,489	—
Payable to affiliates	122,247	36,576
Payable to Advisor	64,449	5,526
Payable for capital shares redeemed	13,659	—
Accrued expenses and other liabilities	35,481	33,152
TOTAL LIABILITIES	463,138	450,826
NET ASSETS	$71,943,048	$14,326,417
Net assets consist of:
Paid-in capital	101,869,068	22,577,631
Accumulated undistributed net investment income	160,910	—
Accumulated net realized loss	(39,245,649)	(8,544,663)
Net unrealized appreciation on:
Investments	8,915,624	250,673
Written options	243,095	42,776
NET ASSETS	$71,943,048	$14,326,417
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	4,385,390	2,210,027
Net asset value, redemption price
and offering price per share(1)	$16.41	$6.48

(1)	A redemption fee of 1.00% is assessed against shares redeemed within 60 days of purchase.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Operations
For The Six Months Ended September 30, 2011 (Unaudited)

	Vice	Generation Wave
	Fund	Growth Fund
INVESTMENT INCOME
Dividend income (Net of foreign withholding
tax of $27,312 and $1,249, respectively)	$907,846	$145,243
Interest income	3,604	914
TOTAL INVESTMENT INCOME	911,450	146,157
EXPENSES
Advisory fees (Note 3)	387,674	84,029
Distribution fees (Note 3)	102,020	—
Transfer agent fees and expenses (Note 3)	62,931	14,062
Administration fees (Note 3)	42,276	22,648
Fund accounting fees (Note 3)	31,506	10,946
Custody fees (Note 3)	14,171	3,814
Reports to shareholders	11,882	1,902
Federal and state registration fees	11,789	11,144
Chief compliance officer fees and expenses	10,272	10,272
Legal fees	9,765	10,593
Audit fees	7,167	7,167
Trustees’ fees and related expenses	5,750	5,750
Other expenses	14,132	4,635
TOTAL EXPENSES	711,335	186,962
Plus recoupment by Advisor (Note 3)	5,031	—
Less waivers by Advisor (Note 3)	—	(32,173)
NET EXPENSES	716,366	154,789
NET INVESTMENT INCOME (LOSS)	195,084	(8,632)
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from security transactions
Investments	5,810,241	(692,293)
Written options (Note 2)	805,114	—
Change in net unrealized
appreciation/depreciation on:
Investments	(14,041,510)	(2,384,348)
Written options (Note 2)	346,103	42,776
REALIZED AND UNREALIZED
LOSS ON INVESTMENTS	(7,080,052)	(3,033,865)
NET DECREASE IN
NET ASSETS FROM OPERATIONS	$(6,884,968)	$(3,042,497)

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets	Vice Fund

	Six Months Ended
	September 30, 2011	Year Ended
	(Unaudited)	March 31, 2011
FROM OPERATIONS
Net investment income	$195,084	$898,424
Net realized gain on:
Investments	5,810,241	1,710,923
Written options	805,114	67,394
Change in net unrealized appreciation/depreciation on:
Investments	(14,041,510)	10,388,019
Written options	346,103	(103,008)
Net increase (decrease) in net assets from operations	(6,884,968)	12,961,752

FROM DISTRIBUTIONS
Net investment income	(853,745)	(846,920)
Net decrease in net assets
resulting from distributions paid	(853,745)	(846,920)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	11,546,837	9,659,716
Net asset value of shares issued in
reinvestment of distributions to shareholders	807,289	814,735
Payments for shares redeemed	(11,724,255)	(20,282,413)
Redemption fees	12,529	2,647
Net increase (decrease) in net assets from
capital share transactions	642,400	(9,805,315)

TOTAL INCREASE (DECREASE)
IN NET ASSETS	(7,096,313)	2,309,517

NET ASSETS
Beginning of period	79,039,361	76,729,844
End of period (includes undistributed net investment
income of $160,910 and $819,571, respectively)	$71,943,048	$79,039,361

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets	Generation Wave Growth Fund

	Six Months Ended
	September 30, 2011	Year Ended
	(Unaudited)	March 31, 2011
FROM OPERATIONS
Net investment loss	$(8,632)	$(4,518)
Net realized gain (loss) on investments	(692,293)	1,307,497
Change in net unrealized
appreciation/depreciation on:
Investments	(2,384,348)	1,169,539
Written options	42,776	—
Net increase (decrease) in net assets from operations	(3,042,497)	2,472,518

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	185,882	414,598
Payments for shares redeemed	(2,878,940)	(3,632,169)
Redemption fees	118	8
Net decrease in net assets from
capital share transactions	(2,692,940)	(3,217,563)

TOTAL DECREASE IN NET ASSETS	(5,735,437)	(745,045)

NET ASSETS
Beginning of period	20,061,854	20,806,899
End of period (includes undistributed net investment
income of $0 and $3,007, respectively)	$14,326,417	$20,061,854

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights	Vice Fund

Per Share Data for a Share Outstanding Throughout each Year

	Six Months
	Ended
	September 30,		Year Ended March 31,
	2011
	(Unaudited)		2011	2010		2009		2008		2007
Net Asset Value,
Beginning of Period	$18.12		$15.42	$11.67		$20.57		$20.37		$18.08
Income (loss) from
investment operations:
Net investment income	0.04	(2)	0.21 (2)	0.20	(2)	0.29	(2)	0.03		0.06	(2)
Net realized and unrealized
gain (loss) on investments	(1.56)		2.67	3.84		(9.09)		0.94		2.48
Total from investment operations	(1.52)		2.88	4.04		(8.80)		0.97		2.54
Less distributions:
Dividends from net
investment income	(0.19)		(0.18)	(0.29)		(0.03)		(0.04)		(0.04)
From net realized gain
on investments	—		—	—		(0.07)		(0.74)		(0.21)
Total distributions	(0.19)		(0.18)	(0.29)		(0.10)		(0.78)		(0.25)
Paid-in capital from
redemption fees (Note 2)	0.00	(3)	0.00 (3)	0.00	(3)	0.00	(3)	0.01		0.00	(3)
Net Asset Value, End of Period	$16.41		$18.12	$15.42		$11.67		$20.57		$20.37
Total Return	(8.52	)%(5)	19.01%	35.06%		(42.83)%		4.44%		14.10%
Supplemental Data and Ratios:
Net assets at end of period (000’s)	$71,943		$79,039	$76,730		$70,986		$180,580		$103,025
Ratio of expenses to average net assets:
Before waiver and
expense reimbursement	1.74	%(6)	1.79%	1.99	%(1)	1.87	%(1)	1.69	%(1)	1.93	%(1)
After waiver and
expense reimbursement	1.75	%(6)	1.81%	1.93	%(1)	1.88	%(1)	1.85	%(1)	1.78	%(1)
Ratio of net investment
income to average net assets:
Before waiver and
expense reimbursement	0.49	%(6)	1.24%	1.16	%(4)	1.43	%(4)	0.28	%(4)	0.27	%(4)
After waiver and
expense reimbursement	0.48	%(6)	1.22%	1.22	%(4)	1.42	%(4)	0.12	%(4)	0.42	%(4)
Portfolio turnover rate	50.82%		21.18%	59.02%		26.67%		36.40%		44.44%

(1)
The ratio of expenses to average net assets includes dividends on short positions. The before waiver and expense reimbursement and after waiver and expense reimbursement ratios excluding dividends on short positions were 1.84% and 1.78% for the year ended March 31, 2010, 1.74% and 1.75% for the year ended March 31, 2009, 1.58% and 1.75% for the year ended March 31, 2008 and 1.90% and 1.75% for the year ended March 31, 2007.

(2)	Per share net investment income was calculated prior to tax adjustments.
(3)	Less than one cent per share.
(4)	The net investment income ratios include dividends on short positions.
(5)	Not annualized.
(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights	Generation Wave Growth Fund

Per Share Data for a Share Outstanding Throughout Each Year

	Six Months
	Ended
	September 30,		Year Ended March 31,
	2011
	(Unaudited)		2011		2010	2009	2008	2007
Net Asset Value,
Beginning of Period	$7.79		$6.85		$5.26	$9.88	$12.74	$12.72
Income (loss) from
investment operations:
Net investment income(1)	0.00	(2)(3)	0.00	(2)(3)	0.00 (3)	0.04 (2)	0.10	0.14 (2)
Net realized and unrealized
gain (loss) on investments	(1.31)		0.94		1.64	(3.28)	(0.88)	0.70
Total from investment
operations	(1.31)		0.94		1.64	(3.24)	(0.78)	0.84
Less distributions paid:
From net investment
income	—		—		(0.05)	—	(0.19)	(0.18)
From net realized gain
on investments	—		—		—	(1.38)	(1.89)	(0.64)
Total distributions paid	—		—		(0.05)	(1.38)	(2.08)	(0.82)
Net Asset Value,
End of Period	$6.48		$7.79		$6.85	$5.26	$9.88	$12.74
Total Return	(16.82	)%(5)	13.72%		31.14%	(33.33)%	(7.39)%	6.67%
Supplemental Data and Ratios:
Net assets at end of period (000’s)	$14,326		$20,062		$20,807	$19,167	$36,483	$49,531
Ratio of expenses to average
net assets:(4)
Before waiver and expense
reimbursement	2.11	%(6)	2.00%		2.03%	1.90%	1.58%	1.61%
After waiver and expense
reimbursement	1.75	%(6)	1.75%		1.67%	1.50%	1.50%	1.50%
Ratio of net investment income
(loss) to average net assets:(4)
Before waiver and expense
reimbursement	(0.46	)%(6)	(0.27)%		(0.38)%	0.12%	0.61%	0.88%
After waiver and
expense reimbursement	(0.10	)%(6)	(0.02)%		(0.02)%	0.52%	0.69%	0.99%
Portfolio turnover rate	46.69%		82.62%		129.08%	76.87%	67.29%	53.00%

(1)	Recognition of investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests.
(2)	Per share net investment income was calculated prior to tax adjustments.
(3)	Less than one cent per share.
(4)	Does not include expenses of investment companies in which the Fund invests.
(5)	Not annualized for periods less than a full year.
(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS
September 30, 2011 (Unaudited)

(1)	Organization
USA MUTUALS (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated March 20, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Vice Fund and the Generation Wave Growth Fund (the “Funds”), each represent a distinct, non-diversified portfolio with its own investment objectives and policies within the Trust.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.

The Vice Fund became effective and commenced operations on August 30, 2002.  The Generation Wave Growth Fund became effective and commenced operations on June 21, 2001.

The Funds are managed by Mutuals Advisors, Inc. (the “Advisor”).

The investment objective of the Vice Fund is long-term growth of capital.  The investment objective of the Generation Wave Growth Fund is capital appreciation over the long term while at times providing a low level of current income.

(2)	Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Investment Valuation
Securities traded on a national securities exchange are valued at the latest reported sale price on such exchange.  Exchange-traded securities and funds for which there were no transactions are valued at the latest bid prices.  Mutual funds are valued at their respective net asset values (“NAVs”).  Most underlying fund securities are valued primarily on the basis of current market quotations or on the basis of information furnished by a pricing service.

All equity securities that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”).  Debt securities (other than short-term obligations) are valued at prices furnished by a pricing service, subject to review by the Funds’ Advisor.  Short-term obligations (maturing within 60 days) are valued on an amortized cost basis, which approximates fair value.  Securities for which market quotations are not readily available and other assets for which market quotations do not accurately reflect fair value for a security held by an underlying fund or if the value of a security held by an underlying fund has been materially affected by events occurring after the close of the applicable exchange or market on which the security is principally traded (e.g., a foreign exchange or market), that security may be valued at its fair value as determined by the Advisor under the supervision

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2011 (Unaudited)

of the Funds’ Board of Trustees.  When the NAV of an underlying fund is unavailable, it is valued at fair value as determined by the Advisor under the supervision of the Funds’ Board of Trustees. When determining fair value, the following factors are taken into consideration: (i) fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and the lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and the lowest ask price across the exchange where the option is traded.  Non-exchange traded options will also be valued at the mean between bid and asked prices.  “Fair value” of other private options are valued by the Advisor under the supervision of the Funds’ Board of Trustees.

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs), and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
Level 2 –	Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc).
Level 3 –	Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can vary between investments, and are affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Advisor, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2011 (Unaudited)

investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Advisor. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2011:

Vice Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$68,366,372	$—	$—	$68,366,372
Short Term investments	3,673,440	—	—	3,673,440
Total*	$72,039,812	$—	$—	$72,039,812
Written Options	$(153,813)	$—	$—	$(153,813)

Generation Wave Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$13,341,080	$—	$—	$13,341,080
Sector Funds	289,300	—	—	289,300
Short Term investments	1,013,254	—	—	1,013,254
Total*	$14,643,634	$—	$—	$14,643,634
Written Options	$(35,610)	$—	$—	$(35,610)

*	Additionalinformation regarding the industry and/or geographical classification of these investments is disclosed in the Portfolio of Investments.

There were no significant transfers into or out of Level 1 and Level 2 or Level 3 fair value measurements during the reporting period for the Funds, as compared to their classification from the most recent annual report.  It is the Funds’ policy to consider transfers into or out of Level 1 and Level 2 or Level 3 as of the end of the reporting period.

(b)	Recent Accounting Pronouncement
In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”).  ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2011 (Unaudited)

requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs.  ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.  Management is currently evaluating the impact of these amendments and does not believe they will have a material impact on the Company’s financial statements.

(c)	Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as regulated investment companies and will make the  requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

Management has reviewed the Funds’ tax positions for all tax periods open to examination by the applicable U.S. federal and state tax jurisdictions. As of and during the year ended March 31, 2011, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as interest and other expense, respectively, in the statements of operations. The statute of limitations on the Funds’ tax returns remains open for the years ended March 31, 2008 through March 31, 2011.

As of March 31, 2011, the components of accumulated earnings on a tax basis were as follows:

	Vice	Generation Wave
	Fund	Growth Fund
Cost basis of investments for
federal income tax purposes	$57,485,932	$17,470,801
Gross tax unrealized appreciation	$23,311,635	$2,956,246
Gross tax unrealized depreciation	(768,862)	(318,946)
Net tax unrealized appreciation	22,542,773	2,637,300
Undistributed ordinary income	820,455	—
Total distributable earnings	820,455	—
Other accumulated losses	(45,550,535)	(7,851,642)
Total accumulated losses	$(22,187,307)	$(5,214,342)

The difference between book-basis and tax-basis unrealized depreciation is attributed primarily to the tax deferral of losses on wash sales.

The Funds intend to utilize provisions of the federal income tax laws which allow them to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. For the year ended March 31, 2011, the Vice Fund and the Generation Wave Growth Fund utilized prior years’ capital losses in the amount of $717,348 and $731,811, respectively.  At March 31, 2011, the Funds had the following capital loss carryforwards:

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2011 (Unaudited)

	Generation Wave
Vice Fund	Growth Fund	Expiration
$(15,350,470)	$(1,341,021)	03/31/17
$(30,096,173)	$(6,510,586)	03/31/18

At March 31, 2011, the Funds deferred the following post-October losses, on a tax basis:

Generation Wave
Vice Fund	Growth Fund
$(884)	$(35)

(d)	Distributions to Shareholders
The Funds will distribute any net investment income and any net realized long- or short-term capital gains at least annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date.  The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.  The tax character of distributions paid during the six months ended September 30, 2011 and March 31, 2011 were as follows:

	Six Months Ended		Year Ended
	September 30, 2011		March 31, 2011
		Long-Term		Long-Term
	Ordinary	Capital	Ordinary	Capital
	Income	Gains	Income	Gains
Vice Fund	$853,745	$—	$846,920	$—
Generation Wave Growth Fund	$—	$—	$—	$—

(e)	Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

(f)	Share Valuation
The NAV per share of the Funds is calculated by dividing the sum of the value of the securities held by the Funds, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Funds, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share. The Funds charge a 1.00% redemption fee on shares held less than 60 days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Funds will retain the fee charged as paid-in capital and such fees become part of each Fund’s daily NAV calculation.

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2011 (Unaudited)

(g)	Short Positions
The Vice Fund or the Generation Wave Growth Fund may sell a security it does not own in anticipation of a decline in the fair value of that security.  When the Funds sell a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which the Funds sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.  For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability.  The amount of the liability is subsequently marked-to-market to reflect the current fair value of the short positions. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Statement of Assets and Liabilities. The Funds are liable for any dividends or interest payable on securities while those securities are in a short position. As collateral for its short positions, the Funds are required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. These segregated assets are valued consistent with Note 2a above. The amount of segregated assets are required to be adjusted daily to reflect changes in the fair value of the securities sold short. The Fund’s deposits on securities sold short are with one major security dealer. The Funds do not require this broker to maintain collateral in support of the receivable for proceeds on securities sold short.  As of September 30, 2011, the Funds were not invested in short positions.

(h)	Options
The Funds may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, the Funds have the right, but not the obligation, to purchase a security at the exercise price during the exercise period.  As the writer of a call option, the Funds have the obligation to sell the security at the exercise price during the exercise period. As a holder of a put option, the Funds have the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, the Funds have the obligation to buy the underlying security at the exercise price during the exercise period.  The premium that the Funds pay when purchasing a call option or receive when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the fair value of an option.  A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.  An option that is written by the Funds is generally valued at the last sale price or, in the absence of the last sale price, the average of the quoted bid and asked prices. An option that is purchased by the Funds is generally valued at the last sale price or, in the absence of the

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2011 (Unaudited)

last sale price, the average of the quoted bid and asked prices. If an options exchange closes after the time at which the Fund’s net asset value is calculated, the last sale or last bid and asked prices as of that time will be used to calculate the net asset value.  Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from written options.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds.

The Funds may use options to generate income and to hedge against losses caused by declines in the prices of stocks in its portfolio or for any other permissible purpose consistent with the Fund’s investment objectives.  A risk of using derivatives is that the counterparty to a derivative may fail to comply with their obligation to the Funds.

The number of option contracts written and the premiums received by the Vice Fund during the six months ended September 30, 2011, were as follows:

	Number of Contracts	Premiums Received
Options outstanding, beginning of period	1,600	$127,492
Options written	11,717	1,355,208
Options expired	(6,200)	(688,559)
Options covered	(1,891)	(171,533)
Options closed	(2,057)	(225,700)
Options outstanding, end of period	3,169	$396,908

The number of option contracts written and the premiums paid by the Generation Wave Growth Fund during the six months ended September 30, 2011, were as follows:

	Number of Contracts	Premiums Paid
Options outstanding, beginning of period	—	$—
Options written	289	78,386
Options outstanding, end of period	289	$78,386

The following is a summary of the fair value of derivative instruments on the Statement of Assets and Liabilities as of September 30, 2011:

Derivative Investment Type	Value	Location
Liability Derivatives
Vice Fund
Written Options –	$(153,813)	Written options, at value
equity contracts
Generation Wave Growth Fund
Written Options –	$(35,610)	Written options, at value
equity contracts

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2011 (Unaudited)

The following is a summary of the effect of derivative investments on the Statement of Operations for the six months ended September 30, 2011:

Derivative Investment Type	Realized Gain (Loss) on Options	Location
Vice Fund
Written Options –	$805,114	Net realized gain (loss)
equity contracts		from written options
Generation Wave Growth Fund
Written Options –	$—	Net realized gain (loss)
equity contracts		from written options
Change in Unrealized
Appreciation/Depreciation
Derivative Investment Type	on Options	Location
Vice Fund
Written Options –	$346,103	Change in net unrealized
equity contracts		appreciation/depreciation
on written options
Generation Wave Growth Fund
Written Options –	$42,776	Change in net unrealized
equity contracts		appreciation/depreciation
on written options

(i)	Other
Investment transactions and shareholder transactions are accounted for on the trade date. The Funds determine the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.  Expenses incurred by the Funds that do not relate to a specific Fund are allocated to the individual Funds based on each Fund’s relative net assets or other appropriate basis (as determined by the Board of Trustees).

(j)	Foreign Currency Translation
Values of investments denominated in foreign currencies are converted to U.S. dollars using a spot market rate of exchange on the day of valuation.  Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the respective dates of such transactions.  The portion of security gains or losses resulting from changes in foreign exchange rates is included with net realized gain or loss from investments, as appropriate, for both financial reporting and tax purposes.

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2011 (Unaudited)

(k)	The RIC Modernization Act
On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law. The Modernization Act is the first major piece of legislation affecting regulated investment companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.  Some highlights of the enacted provisions are as follows:

New capital losses may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

(l)	Subsequent Events
In preparing these financial statements, management has performed an evaluation of subsequent events after September 30, 2011 and determined that there were no significant subsequent events that would require adjustment to or additional disclosure in the financial statements.

(3)	Transactions with Affiliates
The Trust has an Investment Advisory Agreement (the “Agreement”) with the Advisor, with whom officers of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Advisor for its management services at the annual rate of 0.95% of each Fund’s average daily net assets. For the six months ended September 30, 2011, the Vice Fund and the Generation Wave Growth Fund incurred $387,674 and $84,029 in advisory fees, respectively.

The Advisor has contractually agreed to waive, through July 31, 2012, its management fee and/or reimburse the Funds’ other normal operating expenses (excluding dividends on short positions and interest expense) to the extent necessary to ensure that the Vice Fund’s and the Generation Wave Growth Fund’s operating expenses do not exceed 1.85% and

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2011 (Unaudited)

1.75% of the Fund’s average daily net assets, respectively. Prior to August 1, 2009, the Advisor had contractually agreed to limit the Vice Fund’s and Generation Wave Growth Fund’s operating expenses to 1.75% and 1.50% of the Fund’s average daily net assets, respectively.  Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Funds’ expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years after the end of the fiscal year in which the fee was waived or reimbursed.  Expenses will only be recouped if the current expense ratio is lower than the expense cap in place at the time such expense was waived.  For the six months ended September 30, 2011, $5,031 was recouped by the Advisor for the Vice Fund and $32,173 was waived by the Advisor for the Generation Wave Growth Fund.

The following table shows the remaining waived or reimbursed expenses subject to potential recoupment expiring in:

		Generation Wave
	Vice Fund	Growth Fund
2012	$—	$112,654
2013	26,117	75,971
2014	—	47,606
2015	—	32,173

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Funds. For the six months ended September 30, 2011, the Vice Fund and the Generation Wave Growth Fund incurred $31,506 and $10,946 in accounting fees, $42,276 and $22,648 in administration fees, $62,931 and $14,062 in transfer agency fees and $14,171 and $3,814 in custodian fees, respectively.

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Vice Fund, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Fund’s average daily net assets for services to prospective Fund shareholders and distribution of Fund shares. Quasar Distributors, LLC is affiliated with a Trustee of the Trust, U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A.  During the six months ended September 30, 2011, the Vice Fund accrued expenses of $102,020 pursuant to the 12b-1 Plan.

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2011 (Unaudited)

(4)	Capital Share Transactions
Transactions in shares of the Vice Fund were as follows:

	Six Months Ended	Year Ended
	September 30, 2011	March 31, 2011
Beginning shares	4,361,522	4,976,555
Shares sold	621,905	600,178
Shares issued to holders in
reinvestment of distributions	42,649	58,320
Shares redeemed	(640,686)	(1,273,531)
Net increase (decrease)	23,868	(615,033)
Ending shares	4,385,390	4,361,522

Transactions in shares of the Generation Wave Growth Fund were as follows:

	Six Months Ended	Year Ended
	September 30, 2011	March 31, 2011
Beginning shares	2,573,741	3,037,121
Shares sold	26,699	60,742
Shares redeemed	(390,413)	(524,122)
Net decrease	(363,714)	(463,380)
Ending shares	2,210,027	2,573,741

(5)	Investment Transactions
The aggregate purchases and sales of securities, excluding short-term investments and option transactions for the Funds for the six months ended September 30, 2011, are summarized below:

	Purchases	Sales
Vice Fund	$41,476,010	$38,840,016
Generation Wave Growth Fund	7,705,267	9,437,507

There were no purchases or sales of U.S. government securities.

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2011 (Unaudited)

(6)	Credit Facility
U.S. Bank, N.A. (the “Bank”) has made available to the Funds a credit facility pursuant to a Loan and Security Agreement for the Funds which matures, unless renewed, on March 10, 2012 for the purpose of purchasing portfolio securities.  The Funds may borrow up to the lesser of $15,000,000 and $6,250,000 or certain percentage amounts based on the net assets of the Funds, for the Vice Fund and Generation Wave Growth Fund, respectively.

The interest rate paid by the Funds on outstanding borrowings is equal to the Prime Rate, which was 3.25% as of September 30, 2011.  During the six months ended September 30, 2011, there were no outstanding borrowings for the Vice Fund or the Generation Wave Growth Fund.

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the “Trustees”) of USA Mutuals (the “Trust”) met on May 25, 2011 and July 21, 2011 to consider the renewal of the Investment Advisory Agreement (the “Agreement”), between the Trust, on behalf of the Generation Wave Growth Fund and the Vice Fund (each, a “Fund,” and collectively, the “Funds”), each a series of the Trust, and Mutuals Advisors, Inc., the Funds’ investment advisor (the “Advisor”).  In advance of the meetings, the Independent Trustees requested and received materials to assist them in considering the renewal of the Agreement, including a written response by the Advisor to specific questions forwarded by the Trust’s outside legal counsel on behalf of the Independent Trustees.  The materials provided contained information with respect to the factors noted below, including copies of the Agreement and the Trust’s expense waiver and reimbursement agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Agreement, detailed comparative information relating to the performance, advisory fees and other expenses of the Funds, Fund distribution information, due diligence materials relating to the Advisor (including a copy of the Advisor’s Form ADV, select financial statements of the Advisor and compliance program information and the monitoring thereof) and other pertinent information.  The Trustees also received information periodically throughout the year that was relevant to the Agreement renewal process, including performance, advisory fees and other expense information and quarterly reports from the Trust’s chief compliance officer.  Based on their evaluation of the information provided by the Advisor, in conjunction with the Funds’ other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Agreement for an additional one-year term ending July 31, 2012.

DISCUSSION OF FACTORS CONSIDERED

In considering the renewal of the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUNDS

The Trustees considered the nature, extent and quality of services provided by the Advisor to the Funds, including portfolio management, supervision of each Fund’s operations, compliance and regulatory matters and general oversight of other service providers.  The Trustees discussed the significant changes in personnel of the Trust and the Advisor, including the resignation in May 2011 of Jeffery Middleswart, who served as the Advisor’s chief investment manager and the Funds’ portfolio manager, and the subsequent appointment of Gerald Sullivan as the Funds’ portfolio manager.  In light of the significant changes in personnel of the Trust and the Advisor, the Trustees deferred their consideration of the Agreement at the regular board meeting on May 25, 2011 in order to evaluate the new personnel managing the Funds for the remaining period of time prior to the Agreement’s expiration on July 31, 2011.  The Trustees noted that no difficulties or issues had occurred with management of the Funds in the intervening period of time prior to the Trustees’ reconsideration of the renewal of the Agreement at a special board meeting on July 21, 2011.

The Trustees considered the Advisor’s specific responsibilities in all aspects of day-to-day management of the Funds, as well as the qualifications, experience and responsibilities of Jerry Szilagyi, the Trust’s president, and Mr. Sullivan and other key personnel at the Advisor involved in the day-to-day activities of the Funds.  The Trustees also discussed the Advisor’s marketing activities and commitment to Fund asset growth.  The Trustees reviewed the structure of the Advisor’s compliance program and discussed the Advisor’s handling of compliance matters arising during the prior year with respect to the Funds.  The Trustees concluded that the Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services provided to the Funds, as well as the Advisor’s compliance program, were satisfactory and reliable.

2.	INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISOR

The Trustees discussed the performance of the Generation Wave Growth Fund and the Vice Fund for the year-to-date, one-year, three-year and five-year periods ended March 31, 2011.  In assessing the quality of the portfolio management services delivered by the Advisor, the Trustees also compared the short-term and long-term performance of the Funds on both an absolute basis and in comparison to a benchmark index (the S&P 500 Index) and in comparison to a peer group of similar funds as constructed by data presented by Lipper, Incorporated (“Lipper”) (a peer group of multi-cap core funds for the Generation Wave Growth Fund and a peer group of large-cap growth funds for the Vice Fund), as well as each peer group as a whole.  The Trustees also noted that the Advisor did not have any clients other than the Funds, so the Funds’ performance results could not be compared to any other clients.

The Trustees noted that the performance of the Generation Wave Growth Fund ranked below the median average of similar funds within its peer group for all periods reviewed and that the Fund’s returns ranked in the fourth quartile of the peer group for three of the four relevant periods.  The Trustees also noted that performance of the Generation Wave Growth Fund ranked below the performance of the Lipper Multi-Cap Core Funds Index for all periods reviewed.

The Trustees noted that the performance of the Vice Fund ranked in the first quartile and above the median average among similar funds within its peer group for the year-to-date and one-year periods ended March 31, 2011.  For the three-year and five-year periods ended March 31, 2011, the performance of the Vice Fund ranked in the fourth quartile and third quartile, respectively, and was below the median average among similar funds within its peer group for the three-year period and above the median average for the five-year period.  The Trustees also noted that the performance of the Vice Fund ranked above the performance of the Lipper Large-Cap Growth Funds Index for the year-to-date and one-year periods ended March 31, 2011 and below the performance of the Lipper Large-Cap Growth Funds Index for the three-year and five-year periods ended March 31, 2011.

After considering all of the information, the Trustees concluded that the performance obtained by the Advisor for the Funds, particularly given the employment of a new portfolio manager, was satisfactory under current market conditions.  Although past performance is not a guarantee or indication of future results, the Trustees determined that the Funds and their shareholders were likely to benefit from the Advisor’s continued management.

3.	COSTS OF SERVICES AND PROFITS REALIZED BY THE ADVISOR

The Trustees considered the cost of services and the structure of the Advisor’s fees, including a review of the expense analyses and other pertinent material with respect to the Funds.  The Trustees reviewed extensively the related statistical information and other materials provided, including the comparative expenses, components and peer group selections.  The Trustees considered the cost structures of each Fund relative to its peer group of similar funds, as constructed by data provided by Lipper (a peer group of multi-cap core funds for the Generation Wave Growth Fund and a peer group of large-cap growth funds for the Vice Fund), as well as each peer group as a whole.  The Trustees also considered the fee waivers and expense reimbursements of the Advisor for each Fund.

The Trustees also considered the overall financial health of the Advisor, reviewing the Advisor’s financial information and noted that in light of the contractual expense limitation caps in place for the Funds, the Advisor had previously subsidized each Fund’s operations and had not fully recouped those subsidies.  The Trustees also examined the level of profits that could be expected to accrue to the Advisor from the fees payable under the Agreement.

The Trustees noted that the Generation Wave Growth Fund’s contractual advisory fee of 0.95% was slightly below the median average of similar funds within its peer group.  The Generation Wave Growth Fund’s net advisory fee of 0.70% ranked in the third quartile among all funds within its peer group, but below the median average of similar funds within its peer group.  The Generation Wave Growth Fund’s total expense ratio (net of waivers) of 1.75% ranked in the fourth quartile among all funds within its peer group and above the median average of similar funds within its peer group.  The Trustees noted that the Vice Fund’s contractual advisory fee of 0.95% ranked slightly above the median average of similar funds within its peer group.  The Vice Fund’s net advisory fee of 0.95% ranked in the fourth quartile among all funds within its peer group and above the median average of similar funds within its peer group.  The Vice Fund’s total expense ratio (net of recoupments) of 1.81% ranked in the fourth quartile among all funds within its peer group, but below the median average of similar funds within its peer group.

The Trustees concluded that the Funds’ expenses and the management fees paid to the Advisor were fair and reasonable in light of the comparative performance, expense and advisory fee information.  The Trustees further concluded that the Advisor’s profit from sponsoring the Funds had not been, and currently was not, excessive and that the Advisor maintained adequate profit levels to support the services to the Funds, despite its subsidies to support the Generation Wave Growth Fund’s operations.

4.	EXTENT OF ECONOMIES OF SCALE AS EACH FUND GROWS

The Trustees discussed realized and potential economies of scale with respect to the management of the Funds.  The Trustees considered whether economies of scale would be expected to be realized as Fund asset levels grow.  The Trustees noted that the Advisor’s contractual expense limitation caps on the Funds’ total expenses, which have been in place since each Fund’s inception, will remain in place through at least July 31,

2012.  The Trustees also considered whether the advisory fee rate with respect to each Fund is reasonable in relation to the asset size of each Fund and any economies of scale that may exist.  The Trustees noted that the Funds’ advisory fee structures did not contain any breakpoint reductions as the Funds’ assets grow in size, but that the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis.  With respect to the Advisor’s fee structure and applicable expense limitation caps, the Trustees concluded that the Funds’ current fee structures were reasonable and reflect a sharing of economies of scale between the Advisor and each Fund at the Funds’ current asset levels.

5.	BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUNDS

The Trustees also considered the direct and indirect benefits received by the Advisor from its association with the Funds.  The Trustees concluded that the Advisor did not receive any ancillary benefits from its association with the Funds.

CONCLUSIONS

The Trustees considered all of the foregoing factors.  In considering the renewal of the Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of each Fund’s surrounding circumstances.  Based on this review, it was the judgment of the Trustees, including a majority of the Independent Trustees, that shareholders had received favorable relative performance at reasonable fees and, therefore, the renewal of the Agreement was in the best interests of the Funds and their shareholders.

(This Page Intentionally Left Blank.)

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995.  These include any advisor, sub-advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets.  These statements involve risks and uncertainties.  In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the advisor’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the advisor or portfolio manager to implement their strategies efficiently and effectively.  Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

PROXY VOTING POLICIES AND PROCEDURES

The Funds have adopted proxy voting policies and procedures that delegate to the Advisor, the authority to vote proxies.  A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-866-264-8783. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The actual voting records relating to portfolio securities during the most recent twelve month period ended June 30 are available without charge, upon request, by calling 1-866-264-8783 or by accessing the SEC’s website at http://www.sec.gov.

PORTFOLIO DISCLOSURE INFORMATION

The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends.  The Funds file the Schedule of Portfolio Holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters).  Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov.  Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-942-8090 (direct) or 1-800-SEC-0330 (general SEC number).

PRIVACY POLICY

The Funds collect non-public information about you from the following sources:

•	information we receive about you on applications or other forms;

•	information you give us orally; and

•	information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as required by law or in response to inquiries from governmental authorities.  We also disclose that information is provided to unaffiliated third parties (such as to the investment advisor to the Fund, and to brokers and custodians) only as permitted by law and only as needed for them to assist us in providing agreed services to you.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with nonaffiliated third parties

Not part of the semi-annual report.

USA MUTUALS
Vice Fund
Generation Wave Growth Fund

Investment Advisor	Mutuals Advisors, Inc. Plaza of the Americas 700 North Pearl Street, Suite 900 Dallas, Texas 75201

Legal Counsel	Godfrey & Kahn, S.C. 780 North Water Street Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm	Cohen Fund Audit Services, Ltd. 800 Westpoint Parkway, Suite 1100 Westlake, Ohio 44145

Transfer Agent, Fund Accountant and Fund Administrator	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A. Custody Operations 1555 North RiverCenter Drive, Suite 302 Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, based on an evaluation of such disclosure controls and procedures, as of a date within 90 days of the filing of this report.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Previously filed with the Form N-CSR filed on June 8, 2009 and incorporated herein by reference.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

USA MUTUALS

By       /s/Jerry Szilagyi
Jerry Szilagyi, President

Date   December 6, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/Jerry Szilagyi
Jerry Szilagyi, President

Date   December 6, 2011

By       /s/Cindy Clarke
Cindy Clarke, Treasurer

Date   December 7, 2011